Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, net
Schedule of intangible assets, net

	As of December 31,
	2022	2023
	US$	US$
Purchased software	548,921	541,159
Less: Accumulated amortization	(459,389)	(525,534)
Intangible Assets, net	89,532	15,625